SCHEDULE OF FAIR VALUE MEASUREMENTS OF CONVERTIBLE DEBT VALUATION TECHNIQUES (Details) - Convertible Debt [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Measurement Input, Price Volatility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input	425	413.55	323.40
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input		344	323.40
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input		414	333.45
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected Remaining Term (in years)	7 days	3 days	3 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected Remaining Term (in years)	8 months 12 days	11 months 12 days	3 months 10 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected Remaining Term (in years)			6 months
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected Remaining Term (in years)		7 months 28 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expected Remaining Term (in years)		1 year
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input	3.98	4.21	5.45
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input	4.20	4.45	5.47
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input		4.21	5.42
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt measurement input		4.29	5.55